SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

a)	Further to the announcement made on February 17, 2022, the Company announced on April 26, 2022 that it had entered into a definitive amalgamation agreement (the “Amalgamation Agreement”) in respect of the reverse takeover transaction (the “RTO”), pursuant to which PNR would “go-public” by way of a reverse takeover of NAN.

References to the “Resulting Issuer” are to NAN after the closing of the RTO. As certain directors and officers of NAN are also directors and officers of PNR, the Amalgamation Agreement is considered a “Non-Arm’s Length” agreement pursuant to the policies of the TSX Venture Exchange (the “Exchange”). On April 25, 2022, NAN, PNR and 1000178269 Ontario Inc. (“NAN Subco”), a wholly-owned subsidiary of NAN incorporated under the Business Corporations Act (Ontario) (the “OBCA”), entered into the Amalgamation Agreement, which provides for, among other things, a three-cornered amalgamation (the “Amalgamation”) pursuant to which (i) NAN Subco will amalgamate with PNR under Section 174 of the OBCA to form one corporation (“Amalco”), (ii) the securityholders of PNR will receive securities of the Resulting Issuer in exchange for their securities of PNR at an exchange ratio of 5.27 Resulting Issuer Shares (as defined herein) for each outstanding share of PNR (subject to adjustments in accordance with the Amalgamation Agreement) (the “Exchange Ratio”), and (iii) the transactions will result in a RTO of NAN in accordance with the policies of the Exchange, all in the manner contemplated by, and pursuant to, the terms and conditions of the Amalgamation Agreement.

b)	Pursuant to a promissory note loan agreement entered on March 3, 2022, whereby Premium Nickel borrowed US $1,000,000 from the Company and promised to pay back the loan in full on the maturity date, being April 30, 2022, PNR paid in full the principal amount and interest accruing at 10% per annum. In addition, PNR paid the Company a lender fee being 3% of the principal amount.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)

c)	On April 2, 2022, the Company entered into an agreement with Paradigm Capital Inc. (the “Agent”) to act as lead agent and sole bookrunner, on behalf of a syndicate, on a “best efforts” basis, for a private placement offering of subscription receipts of the Company (the “Subscription Receipts”) for gross proceeds of $5,000,000 (the “Offering”) at a price of $0.48 per Subscription Receipt (the “Issue Price”). On April 8, 2022, the Offering was upsized to total gross proceeds of up to $10,000,320.

d)	Pursuant to an Agency Agreement dated April 28, 2022, the Company announced that it had closed the Offering of 21,118,000 Subscription Receipts at a price of $0.48 per Subscription Receipt , including the partial exercise of the Agents’ option, for total gross proceeds of $10,136,640. Paradigm Capital Inc. acted as lead agent and sole bookrunner of the Offering (the “Lead Agent”), on behalf of a syndicate of agents that included INFOR Financial Inc. (together with the Lead Agent, the “Agents”).

Each Subscription Receipt shall be deemed to be automatically exercised, without payment of any additional consideration and without further action on the part of the holder thereof, into one common share of the Company, on a one-for-one basis, upon satisfaction of the Escrow Release Conditions as defined,subject to adjustment in certain events.

The Subscription Receipts and the underlying common shares of the Company that are issuable following the satisfaction of the Escrow Release Conditions will be subject to a statutory hold period expiring four months and one day from the closing date of the Offering (the “Closing Date”) in accordance with applicable Canadian securities laws.

Subject to the satisfaction of the Escrow Release Conditions as defined, the net proceeds from the Offering will be used to fund exploration and development, working capital and for general corporate purposes.